Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
REVENUE	$ 4,421,574	$ 2,405,529	$ 11,131,825	$ 9,582,874
Cost of revenue	2,457,806	1,334,436	6,017,982	5,496,588
Gross Profit	1,963,768	1,071,093	5,113,843	4,086,286
OPERATING EXPENSES
Selling, general, and administrative expenses	2,997,566	1,151,514	8,036,339	3,624,005
(Loss) income from operations	(1,033,798)	(80,421)	(2,922,496)	462,281
OTHER INCOME (EXPENSE)
Interest expense	(33,720)	(15,656)	(97,624)	(28,693)
Other Income	51,016	0	142,283	0
Total other income (expense)	17,296	(15,656)	44,659	(28,693)
(Loss) income before taxes	(1,016,502)	(96,077)	(2,877,837)	433,588
Income tax benefit (expense)	225,142	40,535	964,377	(13,380)
Net (loss) income	$ (791,360)	$ (55,542)	$ (1,913,460)	$ 420,208
(Loss) earnings per common share - basic	$ (.09)	$ (0.01)	$ (0.23)	$ 0.06
(Loss) earnings per common share - diluted	$ (0.09)	$ (0.01)	$ (0.23)	$ 0.06
Weighted average shares outstanding
Basic	11,756,560	9,713,956	10,920,866	7,016,373
Diluted	11,756,560	9,713,956	10,920,866	7,123,160